Parent Company Only Financial Statements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets:
Other assets	$ 9,495	$ 7,883
Total Assets	1,681,160	1,467,398
Liabilities and Equity:
Subordinated debentures	13,403	13,403
Other liabilities	12,204	9,086
Equity	179,424	154,996	$ 134,780
Total liabilities and equity	1,681,160	1,467,398
Income:
Total interest income	79,540	61,874
Expense:
Total interest expense	22,655	13,771
Net Income	40,072	33,415
Net income	29,841	24,824
Preferred stock dividend and discount accretion	(24)	(446)
Net income available to common shareholders	29,817	24,378
Cash Flows from Operating Activities
Net income	29,841	24,824
Changes in
Increase in accrued interest receivable and other assets	(181)	(1,657)
Increase in accrued interest payable and other accrued liabilities	1,226	1,929
Net cash provided by operating activities	34,433	28,901
Cash Flows from Financing Activities
Proceeds from exercise of stock options	48	43
Payment of dividend on preferred stock and common stock	(6,490)	(5,412)
Increase in cash and cash equivalents	37,136	112,358
Cash and Cash Equivalents, January 1,	154,471	42,113
Cash and Cash Equivalents, December 31,	191,607	154,471
Parke Bancorp Inc.
Assets:
Cash	2,086	2,049
Investments in subsidiaries	190,217	166,173
Other assets	2	3
Total Assets	192,305	168,225
Liabilities and Equity:
Subordinated debentures	13,403	13,403
Other liabilities	1,700	1,502
Equity	177,202	153,320
Total liabilities and equity	192,305	168,225
Income:
Dividends from bank subsidiary	7,300	6,600
Total interest income	7,300	6,600
Expense:
Interest on subordinated debentures	541	491
Salary	160	160
Other expenses	127	122
Total interest expense	828	773
Net Income	6,472	5,827
Equity in undistributed income of subsidiaries	23,369	18,997
Net income	29,841	24,824
Preferred stock dividend and discount accretion	(24)	(446)
Net income available to common shareholders	29,817	24,378
Cash Flows from Operating Activities
Net income	29,841	24,824
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed earnings of subsidiaries	(23,369)	(18,997)
Changes in
Increase in accrued interest receivable and other assets	(1)	(2)
Increase in accrued interest payable and other accrued liabilities	(21)	(4)
Other	29	19
Net cash provided by operating activities	6,479	5,840
Cash Flows from Financing Activities
Proceeds from exercise of stock options	48	43
Payment of dividend on preferred stock and common stock	(6,490)	(5,412)
Net cash used in financing activities	(6,442)	(5,369)
Increase in cash and cash equivalents	37	471
Cash and Cash Equivalents, January 1,	2,049	1,578
Cash and Cash Equivalents, December 31,	$ 2,086	$ 2,049